Post-Employment Obligations - Schedule of Changes in Present Value of Defined Benefit Obligation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Defined-benefit obligation, beginning balance	R$ 13,105	R$ 15,276	R$ 14,778		R$ 15,561
Cost of current service		7	11		18
Past service cost			(56)		(4)
Interest on actuarial obligation		1,322	1,653		1,592
Actuarial losses (gains):
Due to changes in demographic assumptions		(1)	27		(8)
Due to changes in financial assumptions		(2,448)	990		(1,168)
Due to adjustments based on experience		269	(812)		83
Due to changes and adjustments		(2,180)	205		(1,093)
Benefits paid		(1,320)	(1,315)		(1,296)
Net defined benefit liability (asset)		13,105	15,276		14,778
Pension plans and retirement supplement plans [member]
IfrsStatementLineItems [Line Items]
Defined-benefit obligation, beginning balance	10,501	12,216	11,404		12,026
Cost of current service	1	1			2
Past service cost				[1]	(4)	[2]
Interest on actuarial obligation	1,222	1,055	1,276		1,224
Actuarial losses (gains):
Due to changes in demographic assumptions					(7)
Due to changes in financial assumptions		(1,883)	754		(857)
Due to adjustments based on experience		232	(125)		106
Due to changes and adjustments		(1,651)	629		(758)
Benefits paid		(1,120)	(1,093)		(1,086)
Net defined benefit liability (asset)		10,501	12,216		11,404
Health plan [member]
IfrsStatementLineItems [Line Items]
Defined-benefit obligation, beginning balance	2,559	3,007	3,314		3,469
Cost of current service	4	6	11		16
Past service cost			(55)
Interest on actuarial obligation	301	262	370		361
Actuarial losses (gains):
Due to changes in demographic assumptions		(1)	26		(1)
Due to changes in financial assumptions		556	232		(305)
Due to adjustments based on experience		38	(673)		(20)
Due to changes and adjustments		(519)	(415)		(326)
Benefits paid		(197)	(218)		(206)
Net defined benefit liability (asset)		2,559	3,007		3,314
Dental plan [member]
IfrsStatementLineItems [Line Items]
Defined-benefit obligation, beginning balance	45	53	60		66
Cost of current service
Past service cost			(1)
Interest on actuarial obligation	R$ 5	5	7		7
Actuarial losses (gains):
Due to changes in demographic assumptions			1
Due to changes in financial assumptions		(9)	4		(6)
Due to adjustments based on experience		(1)	(14)		(3)
Due to changes and adjustments		(10)	(9)		(9)
Benefits paid		(3)	(4)		(4)
Net defined benefit liability (asset)		R$ 45	R$ 53		R$ 60

[1]

Relating to the changes in the conditions of Plan B for requesting the Enhancement of Retirement for Length of Contribution, Special or Age - MAT (Melhoria de Aposentadoria por Tempo de Contribuição, Especial ou or Idade).

[2]

Due to the alterations made in the Collective Work Agreement for 2021-23, for offer and payment of life insurance for the employees and former employees, the Company understood that the post-retirement benefit in question had been entirely canceled, and as a result wrote down the balance of the obligation, remeasured using the revised actuarial assumptions.